RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Restricted Cash [Abstract]
Summary of Brookfield Renewables restricted cash
Brookfield Renewable’s restricted cash as at December 31 is as follows:

(MILLIONS)	Note	2019	2018
Operations		$87	$119
Credit obligations		69	60
Capital expenditures and development projects		17	2
Total		173	181
Less: non-current	24	(19)	(45)
Current		$154	$136